Actuarial assumption used to determine the components of net periodic benefit cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	5.30%	5.90%
Expected return on plan asset	7.60%	8.00%	8.00%
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	5.30%	5.90%
Expected return on plan asset	7.60%	8.00%	8.00%